Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 95.4%
142,195	iShares Core S&P 500 ETF	$83,707,353
6,805	SPDR S&P 500 ETF Trust	3,988,274
154,558	Vanguard S&P 500 ETF	83,277,396
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $131,436,994)	170,973,023

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 1.7%
	CALL OPTIONS – 0.2%
	S&P 500 Index
206	Exercise Price: $6,300.00, Notional Amount: $129,780,000, Expiration Date: March 21, 2025	379,040
	TOTAL CALL OPTIONS
	(Cost $888,898)	379,040
	PUT OPTIONS – 1.5%
	S&P 500 Index
302	Exercise Price: $5,900.00, Notional Amount: $178,180,000, Expiration Date: January 31, 2025	2,731,590
	TOTAL PUT OPTIONS
	(Cost $1,543,042)	2,731,590
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,431,940)	3,110,630

Principal Amount
	SHORT-TERM INVESTMENTS–2.9%
$5,228,259	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	5,228,259
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,228,259)	5,228,259
	TOTAL INVESTMENTS – 100.0%
	(Cost $139,097,193)	179,311,912
	Liabilities in Excess of Other Assets – (0.0)%	(40,153)
	TOTAL NET ASSETS – 100.0%	$179,271,759

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (0.3)%
	PUT OPTIONS – (0.3)%
	S&P 500 Index
(302)	Exercise Price: $5,500.00, Notional Amount: $(166,100,000), Expiration Date: January 31, 2025	$(486,220)
	TOTAL PUT OPTIONS
	(Proceeds $512,815)	(486,220)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $512,815)	$(486,220)

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.